Income Taxes Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Loss carryforwards	$ 1,442	$ 1,997
Deferred rents	1,153	1,136
Reserves and accruals	1,058	928
Federal and state tax credits	284	349
Debt fair market value adjustment	83	97
Other	430	317
Deferred tax assets, gross	4,450	4,824
Valuation allowance	(573)	(583)
Deferred tax assets, net	3,877	4,241
Deferred tax liabilities
Spectrum licenses	6,952	6,174
Property and equipment	1,732	1,950
Other intangible assets	119	178
Other	12	0
Total deferred tax liabilities	8,815	8,302
Net deferred tax liabilities	4,938	4,061
Deferred tax liabilities	$ 4,938	$ 4,061